U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

February 12, 2016

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	TRUST FOR PROFESSIONAL MANAGERS (the “Trust”) Securities Act Registration No: 333-62298 Investment Company Act Registration No: 811-10401

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust to add five new series: Snow Capital Focused Value Fund, Snow Capital Hedged Equity Fund, Snow Capital Market Plus Fund, Snow Capital Inflation Advantaged Equities Fund and Snow Capital Mid Cap Value Fund is Post-Effective Amendment No. 542 under the 1933 Act and Amendment No. 544 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Trust anticipates that this filing shall become effective on April 27, 2016; pursuant to Rule 485(a)(2) of the 1933 Act.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6115.

Very truly yours,

/s/ Adam W. Smith

Adam W. Smith, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures